Other Comprehensive (Loss) Income and Accumulated Other Comprehensive Loss - Components of Accumulated Other Comprehensive Loss Net of Tax (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deferred losses on settled hedge instruments	(16)	(16)
Unrealized effective (losses) gains on cash flow hedges	(34)	3
Amounts for defined benefit pension and other post-retirement plans not recognized in income	(2,282)	(1,593)
Equity accounted investments	(2)	(2)	(2)
Accumulated other comprehensive loss	(2,219)	(1,503)
Net Investment in U.S. Subsidiaries [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized foreign exchange gain (loss)	199	(88)
Long-term Debt Designated as Hedge of Net Investment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized foreign exchange gain (loss)	(84)	193